Document And Entity Information	Oct. 08, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 08, 2026
Entity Registrant Name	BAIN CAPITAL PRIVATE CREDIT
Entity Central Index Key	0001899017
Entity Emerging Growth Company	true
Entity File Number	814-01474
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	87-6984749
Entity Address, Address Line One	200 CLARENDON STREET
Entity Address, Address Line Two	37TH FLOOR
Entity Address, City or Town	BOSTON
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	617
Local Phone Number	516-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	true
Title of 12(b) Security	None
No Trading Symbol Flag	true
Security Exchange Name	NONE